UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: April 30, 2008

*	This Form N-CSR pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Emerging Markets Debt Fund

4/30/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08

Issuer	Shares/Par		Value ($)
Bonds – 89.9%
Foreign Bonds – 89.6%
Argentina – 4.2%
Autopistas del Sol S.A., 11.5%, 2017 (n)		$600,000	$448,500
Autopistas del Sol S.A., 11.5%, 2017		175,000	130,813
Republic of Argentina, 7%, 2011		5,341,245	4,707,269
Republic of Argentina, 7%, 2013		6,932,810	5,415,873
Republic of Argentina, 8.28%, 2033		1,361,501	1,094,646
Republic of Argentina, FRN, 3.092%, 2012		7,083,313	6,054,194

			$17,851,295

Brazil – 18.0%
Centrais Eletricas Brasileiras S.A., 7.75%, 2015 (n)		$261,000	$276,008
Centrais Eletricas Brasileiras S.A., 7.75%, 2015		3,738,000	3,952,935
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, 7.5%, 2016		778,000	808,148
Companhia Energetica de Sao Paulo - CESP, 9.75%, 2015 (n)	BRL	2,810,142	1,708,917
Federative Republic of Brazil, 6%, 2009	BRL	6,820,948	4,032,170
Federative Republic of Brazil, 10%, 2012	BRL	4,043,000	2,184,216
Federative Republic of Brazil, 6%, 2017		$26,031,000	27,202,395
Federative Republic of Brazil, 8%, 2018		8,982,000	10,239,480
Federative Republic of Brazil, 8.875%, 2019		882,000	1,136,633
Federative Republic of Brazil, 8.875%, 2024		695,000	889,600
Federative Republic of Brazil, 8.25%, 2034		4,702,000	5,971,540
Federative Republic of Brazil, 7.125%, 2037		3,433,000	3,922,203
Federative Republic of Brazil, 11%, 2040		1,855,000	2,528,365
ISA Capital do Brasil S.A., 7.875%, 2012 (n)		753,000	792,533
ISA Capital do Brasil S.A., 7.875%, 2012		100,000	105,250
JPMorgan Chase Bank (Federative Republic of Brazil, CLN II), 6%, 2009 (z)	BRL	1,245,025	735,991
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009 (z)	BRL	3,099,648	1,832,342
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009 (z)	BRL	2,560,654	1,513,718
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	1,874,000	1,012,422
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	1,672,000	903,292
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	2,645,000	1,428,952
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	1,390,000	750,942
Nota do Tesouro Nacional, 10%, 2010	BRL	3,994,000	2,275,524

			$76,203,576

Chile – 2.7%
Codelco, Inc., 6.15%, 2036		$8,434,000	$8,265,742
Corporacion Nacional del Cobre de Chile, 4.75%, 2014		791,000	781,867
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)		838,000	828,324
HQI Transelec Chile S.A., 7.875%, 2011		1,452,000	1,575,660

			$11,451,593

China – 0.4%
Citic Resources Holdings Ltd., 6.75%, 2014		$1,737,000	$1,650,150

Colombia – 2.8%
EEB International Ltd., 8.75%, 2014 (l)(n)		$1,013,000	$1,073,780
Republic of Colombia, 7.375%, 2017		1,435,000	1,615,810
Republic of Colombia, 9.85%, 2027	COP	1,935,000,000	1,033,099
Republic of Colombia, 7.375%, 2037		$6,438,000	7,178,370
TGI International Ltd., 9.5%, 2017 (n)		762,000	810,768

			$11,711,827

Costa Rica – 0.2%
Republic of Costa Rica, 9.995%, 2020		$534,000	$699,540

Croatia – 0.2%
Republic of Croatia, FRN, 4%, 2010		$861,364	$859,047

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
Dominican Republic – 0.2%
Dominican Republic, 9.04%, 2018		$707,156	$763,729

Ecuador – 1.3%
Republic of Ecuador, 9.375%, 2015		$2,986,000	$3,168,893
Republic of Ecuador, 10%, 2030		2,389,000	2,406,918

			$5,575,811

El Salvador – 0.7%
Republic of El Salvador, 8.25%, 2032		$324,000	$370,980
Republic of El Salvador, 7.65%, 2035 (n)		1,438,000	1,538,660
Republic of El Salvador, 7.65%, 2035		968,000	1,035,760

			$2,945,400

Gabon – 1.3%
Gabonese Republic, 8.2%, 2017 (l)(n)		$5,172,000	$5,417,670

Ghana – 0.2%
Republic of Ghana, 8.5%, 2017 (l)(n)		$1,018,000	$1,060,247

Guatemala – 0.2%
Republic of Guatemala, 9.25%, 2013		$571,000	$660,362

Indonesia – 2.3%
Majapahit Holding B.V., 7.75%, 2016 (n)		$1,062,000	$1,046,070
Majapahit Holding B.V., 7.75%, 2016		795,000	783,075
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013		130,000	105,300
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)		668,000	541,080
Republic of Indonesia, 0%, 2008	IDR	6,216,000,000	670,020
Republic of Indonesia, 6.875%, 2017		$1,173,000	1,193,528
Republic of Indonesia, 7.75%, 2038 (n)		4,438,000	4,449,095
Republic of Indonesia, 7.75%, 2038		1,073,000	1,075,683

			$9,863,851

Iraq – 0.2%
Republic of Iraq, 5.8%, 2028		$1,463,000	$998,293

Jamaica – 0.1%
Digicel Group Ltd., 8.875%, 2015		$487,000	$417,603

Kazakhstan – 0.5%
Intergas Finance B.V., 6.875%, 2011 (n)		$1,135,000	$1,100,950
Intergas Finance B.V., 6.875%, 2011 (l)		1,170,000	1,134,900

			$2,235,850

Lebanon – 0.1%
Lebanese Republic, 8.5%, 2016		$404,000	$394,910

Macau – 0.2%
Galaxy Entertainment, Inc., 9.875%, 2012		$817,000	$825,170

Malaysia – 0.7%
Petroliam Nasional Berhad, 7.625%, 2026		$2,374,000	$2,902,704

Mexico – 10.7%
Axtel S.A. de C.V., 11%, 2013		$1,115,000	$1,206,988
Grupo Televisa S.A., 8.5%, 2032		903,000	1,068,220
Pemex Project Funding Master Trust, 5.75%, 2018 (l)(n)		5,747,000	5,919,410
Pemex Project Funding Master Trust, 5.75%, 2018		4,460,000	4,593,800
Pemex Project Funding Master Trust, 6.625%, 2035		7,646,000	7,965,343
Pemex Project Funding Master Trust, 6.625%, 2035 (n)		4,714,000	4,910,885
United Mexican States, 9%, 2011	MXN	10,090,000	998,290
United Mexican States, 8.3%, 2031		$4,252,000	5,527,600
United Mexican States, 6.75%, 2034		8,106,000	8,973,342

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
Mexico – continued
United Mexican States, 6.05%, 2040		$3,312,000	$3,295,440
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)		486,000	493,290
Vitro S.A. de C.V., 8.625%, 2012		581,000	540,330

			$45,492,938

Panama – 2.1%
AES Panama S.A., 6.35%, 2016 (n)		$1,126,000	$1,102,465
Newland International Properties Corp., 9.5%, 2014 (n)		1,100,000	979,000
Panama Canal Railway Co., 7%, 2026 (n)		1,264,000	1,156,560
Republic of Panama, 9.375%, 2029		2,091,000	2,822,850
Republic of Panama, 6.7%, 2036 (l)		2,936,000	3,046,100

			$9,106,975

Peru – 3.5%
Banco Central del Peru, 0%, 2008	PEN	5,132,000	$1,822,002
Banco de Credito del Peru, FRN, 6.95%, 2021		$855,000	857,138
Iirsa Norte Finance Ltd., 8.75%, 2024 (n)(p)		1,496,329	1,664,666
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)		1,673,000	1,129,275
Republic of Peru, 0%, 2008	PEN	1,300,000	450,660
Republic of Peru, 0%, 2009	PEN	800,000	275,149
Republic of Peru, 0%, 2009	PEN	4,500,000	1,510,075
Republic of Peru, 8.375%, 2016		$2,943,000	3,566,916
Republic of Peru, 6.55%, 2037		3,033,000	3,184,650
Southern Copper Corp., 7.5%, 2035		368,000	388,285

			$14,848,816

Philippines – 6.2%
National Power Corp., 6.875%, 2016 (n)		$853,000	$863,663
National Power Corp., 6.875%, 2016		1,109,000	1,122,863
National Power Corp., 8.4%, 2016		536,000	553,420
National Power Corp., FRN, 7.342%, 2011		2,896,000	3,078,772
Philippines Long Distance Telephone Co., 11.375%, 2012		983,000	1,184,515
Republic of Philippines, 9.375%, 2017		4,269,000	5,330,700
Republic of Philippines, 9.875%, 2019		1,220,000	1,567,700
Republic of Philippines, 7.5%, 2024		5,174,000	5,704,335
Republic of Philippines, 10.625%, 2025		591,000	831,064
Republic of Philippines, 7.75%, 2031 (l)		3,151,000	3,552,753
Republic of Philippines, 6.375%, 2032		2,727,000	2,662,234

			$26,452,019

Qatar – 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020		$1,293,000	$1,198,482

Russia – 12.3%
Alrosa Finance S.A., 8.875%, 2014		$3,131,000	$3,369,551
Evraz Group S.A., 8.875%, 2013 (z)		1,540,000	1,559,250
Gazprom International S.A., 7.201%, 2020		5,891,719	6,004,645
Mobile TeleSystems Finance S.A., 8.375%, 2010		807,000	839,280
OAO Gazprom, 7.343%, 2013 (z)		1,470,000	1,537,988
OAO Gazprom, 6.212%, 2016		3,776,000	3,613,568
OAO Gazprom, 8.146%, 2018 (l)(z)		1,319,000	1,399,789
RSHB Capital S.A., 7.175%, 2013		726,000	743,243
RSHB Capital S.A., 7.175%, 2013 (n)		559,000	572,276
Russian Federation, 3%, 2008		3,864,000	3,861,755
Russian Federation, 3%, 2011		5,550,000	5,305,378
Russian Federation, 11%, 2018		1,973,000	2,850,985
Russian Federation, 5% to 2007, 7.5% to 2030		10,151,805	11,673,459
TNK-BP Finance S.A., 7.5%, 2013 (n)		777,000	778,943

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Foreign Bonds – continued
Russia – continued
TransCapitalInvest Ltd., 5.67%, 2014		$5,863,000	$5,562,269
Vimpel-Communications, 9.125%, 2018 (z)		447,000	447,392
Vimpel-Communications, 8.375%, 2013 (z)		2,138,000	2,137,523

			$52,257,294

South Africa – 0.6%
Republic of South Africa, 6.5%, 2014		$1,165,000	$1,231,988
Republic of South Africa, 5.875%, 2022		1,290,000	1,219,592

			$2,451,580

South Korea – 0.3%
Korea Southern Power Co. Ltd., 5.375%, 2013 (z)		$1,480,000	$1,482,821

Trinidad & Tobago – 0.5%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022		$1,345,000	$1,302,364
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		697,000	674,905

			$1,977,269

Turkey – 6.4%
Republic of Turkey, TIPS, 10%, 2012	TRY	4,236,345	$3,283,676
Republic of Turkey, 16%, 2012	TRY	2,246,640	1,645,186
Republic of Turkey, 6.75%, 2018		$1,249,000	1,241,194
Republic of Turkey, 7%, 2020		2,692,000	2,708,690
Republic of Turkey, 7.375%, 2025		8,639,000	8,757,786
Republic of Turkey, 8%, 2034		3,311,000	3,505,521
Republic of Turkey, 6.875%, 2036		4,964,000	4,592,196
Republic of Turkey, 7.25%, 2038		1,394,000	1,334,755

			$27,069,004

Ukraine – 1.4%
Credit Suisse International for City of Kiev Ukraine, 8.25%, 2012 (n)		$424,000	$433,328
Naftogaz Ukraine, 8.125%, 2009		2,800,000	2,694,440
Republic of Ukraine, 6.75%, 2017		100,000	98,579
Ukraine Government International, 6.75%, 2017 (n)		2,839,000	2,798,658

			$6,025,005

Uruguay – 3.7%
Republic of Uruguay, 9.25%, 2017		$4,711,000	$5,700,310

Republic of Uruguay, 5%, 2018	UYU	5,700,000	356,804
Republic of Uruguay, 8%, 2022		$5,989,728	6,648,598
Republic of Uruguay, 7.625%, 2036		2,695,000	2,843,225

			$15,548,937

Venezuela – 4.3%
Petroleos de Venezuela S.A., 5.25%, 2017		$9,963,100	$6,575,646
Republic of Venezuela, 8.5%, 2014 (l)		1,813,000	1,699,688
Republic of Venezuela, 5.75%, 2016		1,225,000	964,688
Republic of Venezuela, 7%, 2018		5,597,000	4,491,593
Republic of Venezuela, 7.65%, 2025		5,823,000	4,468,570

			$18,200,185

Vietnam – 0.8%
Republic of Vietnam, 6.875%, 2016		$3,017,000	$3,183,041

Total Foreign Bonds			$379,782,994

U.S. Bonds – 0.3%
Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		$390,000	$430,950

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Metals & Mining – continued
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015	$1,015,000	$1,025,150

		$1,456,100

Total Bonds		$381,239,094

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased – 0.0%
MXN Currency - May 2008 @ $10.5775 (a)	$42,415,775	$1,527

Issuer	Shares/Par
Short-Term Obligations – 8.2% (y)
Abbey National LLC, 2.375%, due 5/01/08	$7,800,000	$7,800,000
Citigroup Funding, Inc., 3%, due 5/23/08	10,000,000	9,981,667
Lloyds Bank PLC, 2.39%, due 5/01/08	16,773,000	16,773,000

Total Short-Term Obligations		$34,554,667

Collateral for Securities Loaned – 2.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	10,315,222	$10,315,222

Total Investments (k)		$426,110,510

Other Assets, Less Liabilities – (0.5)%		(2,253,396)

Net Assets – 100.0%		$423,857,114

(a)	Non-income producing security.

(k)	As of April 30, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $359,978,575 and 84.48% of market value. An independent pricing service provided an evaluated bid for 68.97% of the market value.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,569,926, representing 10.5% of net assets.

(p)	Payment-in-kind security.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Evraz Group S.A., 8.875%, 2013	4/17/08	$1,540,000	$1,559,250
JPMorgan Chase Bank (Federative Republic of Brazil, CLN II), 6%, 2009	3/20/06	535,079	735,991
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009	5/25/06 - 6/01/06	1,200,789	1,832,342
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 6%, 2009	6/05/06 - 6/12/06	1,013,174	1,513,718
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	8/11/06 - 8/17/06	1,093,233	1,428,952
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	7/13/06 - 7/20/06	736,449	1,012,422
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	8/31/06 - 9/05/06	694,790	903,292
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/21/06	564,139	750,942
Korea Southern Power Co. Ltd., 5.375%, 2013	4/14/08	1,479,808	1,482,821
OAO Gazprom, 7.343%, 2013	4/02/08	1,470,000	1,537,988
OAO Gazprom, 8.146%, 2018	4/02/08	1,319,000	1,399,789
Vimpel-Communications, 9.125%, 2018	4/24/08	447,000	447,392

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Vimpel-Communications, 8.375%, 2013	4/24/08	$2,138,000	$2,137,523

Total Restricted Securities			$16,742,422
% of Net Assets			4%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates

CLN	Credit-Linked Note

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AED	Uae Dirham

BRL	Brazilian Real

COP	Colombian Peso

IDR	Indonesian Rupiah

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peruvian Nuevo Sol

PLN	Polish Zloty

TRY	Turkish Lira

UYU	Uruguayan Peso

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$424,534,638

Gross unrealized appreciation	$9,493,659
Gross unrealized depreciation	(7,917,787)

Net unrealized appreciation (depreciation)	$1,575,872

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Derivative Contracts at 4/30/08

Forward Foreign Currency Exchange Contracts at 4/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	COP	1,965,409,786	5/07/08	$1,097,139	$1,114,362	$17,223
BUY	KWD	452,405	5/29/08	1,667,853	1,701,185	33,332
BUY	MXN	35,569,044	5/06/08-6/09/08	3,357,957	3,385,907	27,950
BUY	PEN	3,560,071	5/19/08	1,266,478	1,267,306	828
SELL	PEN	11,393,601	5/09/08-5/19/08	4,206,000	4,053,707	152,293
BUY	PLN	2,774,050	5/30/08	1,235,602	1,253,662	18,060
SELL	PLN	2,774,050	5/30/08	1,267,415	1,253,662	13,753
BUY	TRY	1,921,299	5/05/08	1,455,000	1,505,408	50,408

						$313,847

Depreciation
BUY	AED	6,684,050	5/27/08	$1,832,753	$1,821,779	$(10,974)
BUY	BRL	1,082,118	5/15/08	650,507	648,648	(1,859)
SELL	BRL	15,146,698	5/15/08	8,935,051	9,079,306	(144,255)
SELL	COP	1,943,272,500	5/07/08	1,056,000	1,101,810	(45,810)
SELL	MXN	4,200,120	5/06/08	400,000	400,426	(426)
BUY	MYR	3,669,833	5/27/08	1,172,470	1,161,259	(11,211)
SELL	TRY	5,825,297	5/05/08	4,447,371	4,564,334	(116,963)

						$(331,498)

Futures contracts outstanding at 4/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Long)	177	$20,498,812	Jun-08	$180,693

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/08 - continued

Swap Agreements at 4/30/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
1/02/12	BRL	554,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	12.14% (fixed rate)	$11,314
1/02/12	BRL	809,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	12.09% (fixed rate)	17,218
1/02/12	BRL	3,378,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	11.93% (fixed rate)	79,271
1/02/12	BRL	3,393,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	12.18% (fixed rate)	67,733
1/02/12	BRL	4,541,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	13.35% (fixed rate)	29,790

						$205,326

At April 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of April 30, 2008, are as follows:

Brazil	18.5%
Russia	12.6%
Mexico	10.9%
Turkey	6.5%
Philippines	6.4%
United Kingdom	5.8%
Venezuela	4.4%
Argentina	4.3%
Uruguay	3.8%
Other Countries	26.8%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® New Endeavor Fund

4/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace – 0.6%
Rockwell Collins, Inc.	13,210	$833,683
Apparel Manufacturers – 1.9%
Phillips-Van Heusen Corp.	33,830	$1,427,964
Quiksilver, Inc. (a)	116,090	1,129,556
		$2,557,520
Biotechnology – 0.3%
Affymetrix, Inc. (a)	36,800	$401,488
Brokerage & Asset Managers – 1.8%
Affiliated Managers Group, Inc. (a)	9,904	$983,863
KKR Private Equity Investors LP	58,861	871,574
Waddell & Reed Financial, Inc., “A”	20,300	687,358
		$2,542,795
Business Services – 1.5%
iGate Corp. (a)	144,640	$1,175,923
Syntel, Inc.	27,130	898,274
		$2,074,197
Computer Software – 5.0%
ACI Worldwide, Inc. (a)	48,560	$1,073,176
CommVault Systems, Inc. (a)	104,680	1,287,564
MicroStrategy, Inc., “A” (a)	20,330	1,803,881
MSC Software Corp. (a)	121,056	1,474,462
Synopsys, Inc. (a)	57,390	1,326,283
		$6,965,366
Construction – 1.3%
Dayton Superior Corp. (a)	151,990	$363,256
Pulte Homes, Inc.	45,100	588,104
Sherwin-Williams Co.	15,940	881,801
		$1,833,161
Consumer Goods & Services – 2.3%
Alberto-Culver Co.	9,070	$228,292
ITT Educational Services, Inc. (a)	9,700	743,602
Kimberly-Clark de Mexico S.A. de C.V., “A”	109,540	519,939
Physicians Formula Holdings, Inc. (a)	40,890	472,688
Strayer Education, Inc.	6,320	1,173,561
		$3,138,082
Electrical Equipment – 2.4%
Anixter International, Inc. (a)	18,330	$1,044,260
Rockwell Automation, Inc.	14,100	764,643
WESCO International, Inc. (a)	39,850	1,482,818
		$3,291,721
Electronics – 6.7%
ARM Holdings PLC, ADR	220,420	$1,315,907
Flextronics International Ltd. (a)	97,772	1,015,851
Hittite Microwave Corp. (a)	44,030	1,747,991
Intersil Corp., “A”	49,850	1,331,992
Marvell Technology Group Ltd. (a)	70,710	915,695
Mellanox Technologies Ltd. (a)	51,550	771,704
PLX Technology, Inc. (a)	147,190	1,270,250
SanDisk Corp. (a)	34,543	935,770
		$9,305,160

1

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 3.0%
CONSOL Energy, Inc.	9,690	$784,502
Foundation Coal Holdings, Inc.	13,640	818,127
Kodiak Oil & Gas Corp. (a)	103,330	332,723
Mcmoran Exploration Co. (a)	50,450	1,383,339
Sandridge Energy, Inc. (a)	11,560	522,281
Venoco, Inc. (a)	21,500	323,145
		$4,164,117
Engineering - Construction – 4.9%
Foster Wheeler Ltd. (a)	26,040	$1,658,488
KHD Humboldt Wedag International Ltd. (a)	35,800	1,037,842
North American Energy Partners, Inc. (a)	189,250	3,062,065
Quanta Services, Inc. (a)	38,230	1,014,624
		$6,773,019
Food & Beverages – 1.6%
Dean Foods Co. (a)	27,510	$639,332
Hain Celestial Group, Inc. (a)	41,460	1,023,233
J.M. Smucker Co.	11,510	574,119
		$2,236,684
Gaming & Lodging – 1.3%
Melco PBL Entertainment (Macau) Ltd., ADR (a)	28,330	$373,956
Morgans Hotel Group Co. (a)	61,890	865,841
Pinnacle Entertainment, Inc. (a)	38,990	605,125
		$1,844,922
General Merchandise – 1.0%
99 Cents Only Stores (a)	72,270	$687,288
Stage Stores, Inc.	44,340	697,912
		$1,385,200
Insurance – 4.7%
Allied World Assurance Co. Holdings Ltd.	36,970	$1,524,273
Employers Holdings, Inc.	81,260	1,550,441
Max Capital Group Ltd.	66,180	1,549,274
Protective Life Corp.	42,570	1,814,333
		$6,438,321
Internet – 1.3%
Greenfield Online, Inc. (a)	71,060	$810,795
TechTarget, Inc. (a)	71,380	957,920
		$1,768,715
Leisure & Toys – 1.2%
THQ, Inc. (a)	80,920	$1,721,978
Machinery & Tools – 8.9%
Actuant Corp., “A”	35,670	$1,208,143
Altra Holdings, Inc. (a)	41,810	636,766
Bucyrus International, Inc.	11,260	1,417,972
Flowserve Corp.	7,510	931,916
GEA Group AG	48,480	1,793,187
Kennametal, Inc.	62,720	2,180,774
Timken Co.	74,630	2,697,874
Titan International, Inc.	39,960	1,423,775
		$12,290,407

2

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.2%
IDEXX Laboratories, Inc. (a)	30,770	$1,636,964
MWI Veterinary Supply, Inc. (a)	50,350	1,735,565
VCA Antech, Inc. (a)	32,860	1,063,678
		$4,436,207
Medical Equipment – 7.4%
ABIOMED, Inc. (a)	43,140	$629,413
Advanced Medical Optics, Inc. (a)	89,370	1,876,770
Align Technology, Inc. (a)	33,300	408,924
AngioDynamics, Inc. (a)	65,840	973,115
Conceptus, Inc. (a)	132,420	2,386,208
Cooper Cos., Inc.	50,590	1,770,650
NxStage Medical, Inc. (a)	162,000	936,360
Thoratec Corp. (a)	75,510	1,207,405
		$10,188,845
Metals & Mining – 1.9%
Century Aluminum Co. (a)	27,160	$1,881,916
Cleveland-Cliffs, Inc.	4,420	708,968
		$2,590,884
Natural Gas - Distribution – 1.6%
Energen Corp.	15,310	$1,044,754
Equitable Resources, Inc.	16,460	1,092,450
		$2,137,204
Natural Gas - Pipeline – 0.6%
El Paso Corp.	46,340	$794,268
Network & Telecom – 3.1%
NICE Systems Ltd., ADR (a)	55,130	$1,755,339
Polycom, Inc. (a)	49,610	1,111,264
QLogic Corp. (a)	9,720	155,131
Sonus Networks, Inc. (a)	321,600	1,289,616
		$4,311,350
Oil Services – 5.9%
Dresser-Rand Group, Inc. (a)	22,600	$826,482
Dril-Quip, Inc. (a)	17,370	992,869
Exterran Holdings, Inc. (a)	40,220	2,686,294
Hercules Offshore, Inc. (a)	49,180	1,296,385
Lufkin Industries, Inc.	14,170	1,069,126
TETRA Technologies, Inc. (a)	80,530	1,309,418
		$8,180,574
Other Banks & Diversified Financials – 6.6%
Center Financial Corp.	107,100	$1,114,911
East West Bancorp, Inc.	92,060	1,310,934
Encore Bancshares, Inc. (a)	74,330	1,302,262
Euro Dekania Ltd. (a)(z)	88,160	907,628
New York Community Bancorp, Inc.	86,420	1,613,461
TCF Financial Corp.	58,160	1,011,984
Viewpoint Financial Group	114,120	1,854,450
		$9,115,630
Pollution Control – 0.8%
Team, Inc. (a)	34,890	$1,037,280
Real Estate – 4.2%
Apartment Investment & Management, “A”, REIT	23,160	$856,457

3

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 – continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Kilroy Realty Corp., REIT	33,480	$1,751,674
Mack-Cali Realty Corp., REIT	48,280	1,883,886
Taubman Centers, Inc., REIT	23,780	1,347,613
		$5,839,630
Restaurants – 2.8%
Panera Bread Co., “A” (a)	21,920	$1,145,539
Red Robin Gourmet Burgers, Inc. (a)	46,980	1,929,938
Texas Roadhouse, Inc., “A” (a)	71,830	847,594
		$3,923,071
Specialty Chemicals – 1.0%
Airgas, Inc.	27,810	$1,338,495
Specialty Stores – 4.9%
Advance Auto Parts, Inc.	26,330	$913,124
CarMax, Inc. (a)	40,140	832,905
Citi Trends, Inc. (a)	37,500	792,750
Dick’s Sporting Goods, Inc. (a)	49,470	1,414,842
Ethan Allen Interiors, Inc.	32,800	901,016
O’Reilly Automotive, Inc. (a)	21,800	629,366
Pier 1 Imports, Inc. (a)	75,650	590,070
Zumiez, Inc. (a)	31,400	657,830
		$6,731,903
Telephone Services – 0.2%
Embarq Corp.	7,300	$303,461
Utilities - Electric Power – 3.8%
Cleco Corp.	39,220	$941,672
CMS Energy Corp.	99,427	1,449,646
DPL, Inc.	49,000	1,363,670
Northeast Utilities	31,010	816,183
Westar Energy, Inc.	28,900	670,191
		$5,241,362
Total Common Stocks		$137,736,700
Short-Term Obligations – 0.5%
Wells Fargo & Co., 2.3%, due 5/01/08 (y)	$700,000	$700,000
Total Investments (k)		$138,436,700

Issuer/Expiration Date/Strike Price	Par Amount	Value ($)
Call Options Written – 0.0%
Intersil Corp. - May 2008 @ $16 (a)	(250)	$(400)
Other Assets, Less Liabilities – (0.2)%		(301,537)
Net Assets – 100.0%		$138,134,763

(a)	Non-income producing security.
(k)	As of April 30, 2008, the fund had four securities that were fair valued, aggregating $3,571,989 and 2.58% of market value, in accordance with the policies adopted by the Board of Trustees.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

4

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07	$1,158,069	$907,628
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS New Endeavor Fund

Supplemental Information (Unaudited) 4/30/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$143,645,766

Gross unrealized appreciation	$7,533,742
Gross unrealized depreciation	(12,742,808)

Net unrealized appreciation (depreciation)	$(5,209,066)

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS® Strategic Value Fund

4/30/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Aerospace – 1.3%
Lockheed Martin Corp.	56,110	$5,949,904
Automotive – 1.3%
Harley-Davidson, Inc.	156,050	$5,968,912
Biotechnology – 1.7%
Amgen, Inc. (a)	187,330	$7,843,507
Broadcasting – 1.3%
Omnicom Group, Inc.	50,700	$2,420,418
Walt Disney Co.	105,400	3,418,122
		$5,838,540
Brokerage & Asset Managers – 2.4%
Deutsche Boerse AG	15,700	$2,300,125
Franklin Resources, Inc.	44,380	4,222,757
Legg Mason, Inc.	73,440	4,426,963
		$10,949,845
Business Services – 1.9%
Fidelity National Information Services, Inc.	236,340	$8,522,420
Computer Software - Systems – 1.5%
International Business Machines Corp.	56,980	$6,877,486
Construction – 2.0%
D.R. Horton, Inc.	198,010	$3,067,175
Pulte Homes, Inc.	461,300	6,015,352
		$9,082,527
Electrical Equipment – 1.8%
WESCO International, Inc. (a)	214,770	$7,991,592
Electronics – 3.2%
Flextronics International Ltd. (a)	721,660	$7,498,047
Samsung Electronics Co. Ltd., GDR (n)	13,518	4,771,031
SanDisk Corp. (a)	84,000	2,275,560
		$14,544,638
Energy - Independent – 3.9%
Apache Corp.	64,950	$8,747,466
Devon Energy Corp.	76,740	8,702,316
		$17,449,782
Energy - Integrated – 8.5%
Chevron Corp.	48,700	$4,682,505
Exxon Mobil Corp.	97,920	9,113,414
Hess Corp.	53,210	5,650,902
Marathon Oil Corp.	149,130	6,795,854
TOTAL S.A., ADR	139,770	11,740,680
		$37,983,355
Food & Beverages – 3.9%
General Mills, Inc.	186,330	$11,254,332
Nestle S.A.	13,335	6,410,500
		$17,664,832
Food & Drug Stores – 1.1%
Safeway, Inc.	149,210	$4,715,036
Furniture & Appliances – 1.9%
Jarden Corp. (a)	405,530	$8,645,900
Gaming & Lodging – 3.1%
Royal Caribbean Cruises Ltd.	198,180	$6,321,942

1

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Wyndham Worldwide (w)	350,400	$7,526,592
		$13,848,534
General Merchandise – 2.0%
Macy’s, Inc.	356,640	$9,019,426
Health Maintenance Organizations – 0.5%
WellPoint, Inc. (a)	47,260	$2,351,185
Insurance – 14.5%
Allstate Corp.	66,800	$3,364,048
American International Group, Inc.	99,090	4,577,958
Aspen Insurance Holdings Ltd.	60,500	1,572,395
Conseco, Inc. (a)	810,332	9,440,368
Genworth Financial, Inc., “A”	483,730	11,154,814
Hartford Financial Services Group, Inc.	80,640	5,747,213
Max Capital Group Ltd.	348,860	8,166,813
MBIA, Inc.	192,050	1,997,320
MetLife, Inc.	94,100	5,725,985
Travelers Cos., Inc.	267,600	13,487,040
		$65,233,954
Machinery & Tools – 4.1%
Kennametal, Inc.	251,830	$8,756,129
Timken Co.	262,770	9,499,136
		$18,255,265
Major Banks – 4.6%
Bank of America Corp.	193,428	$7,261,287
JPMorgan Chase & Co.	176,260	8,398,789
UnionBanCal Corp.	93,100	4,888,681
		$20,548,757
Medical & Health Technology & Services – 1.3%
DaVita, Inc. (a)	107,330	$5,625,165
Medical Equipment – 4.7%
Advanced Medical Optics, Inc. (a)	371,950	$7,810,950
Boston Scientific Corp. (a)	699,760	9,327,801
Cooper Cos., Inc.	113,100	3,958,500
		$21,097,251
Metals & Mining – 2.8%
Allegheny Technologies, Inc.	31,390	$2,160,574
Cameco Corp.	78,900	2,760,711
Century Aluminum Co. (a)	108,490	7,517,272
		$12,438,557
Natural Gas - Distribution – 1.1%
Sempra Energy	89,670	$5,081,599
Natural Gas - Pipeline – 0.9%
Williams Cos., Inc.	119,060	$4,226,630
Oil Services – 1.5%
Nabors Industries Ltd. (a)	29,400	$1,103,676
Noble Corp.	98,300	5,532,324
		$6,636,000
Other Banks & Diversified Financials – 1.5%
New York Community Bancorp, Inc.	361,850	$6,755,740
Pharmaceuticals – 2.9%
Roche Holding AG	33,100	$5,524,054

2

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Wyeth	167,140	$7,432,716
		$12,956,770
Specialty Stores – 1.4%
PetSmart, Inc.	169,600	$3,795,648
Staples, Inc.	113,540	2,463,818
		$6,259,466
Telephone Services – 3.7%
AT&T, Inc.	91,000	$3,522,610
Embarq Corp.	124,000	5,154,680
TELUS Corp.	62,560	2,783,420
Verizon Communications, Inc.	128,485	4,944,103
		$16,404,813
Tobacco – 1.6%
Philip Morris International, Inc. (a)	140,250	$7,156,957
Utilities - Electric Power – 6.6%
American Electric Power Co., Inc.	134,610	$6,007,644
CMS Energy Corp.	203,220	2,962,948
Constellation Energy Group, Inc.	25,900	2,192,435
DPL, Inc.	188,550	5,247,346
NRG Energy, Inc. (a)	51,100	2,245,845
Pepco Holdings, Inc.	196,020	4,882,858
PG&E Corp.	153,460	6,138,400
		$29,677,476
Total Common Stocks		$433,601,821
Short-Term Obligations – 1.6%
General Electric Capital Corp., 2.25%, due 5/01/08 (y)	$7,202,000	$7,202,000
Repurchase Agreements – 2.5%
Merrill Lynch & Co., 2.02%, dated 4/30/08, due 5/01/08, total to be received $11,427,641 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$11,427,000	$11,427,000
Total Investments (k)		$452,230,821
Other Assets, Less Liabilities – (0.6)%		(2,805,282)
Net Assets – 100.0%		$449,425,539

(a)	Non-income producing security.
(k)	As of April 30, 2008, the fund had three securities that were fair valued, aggregating $12,595,211 and 2.79% of market value, in accordance with the policies adopted by the Board of Trustees.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,771,031, representing 1.1% of net assets.
(w)	When-issued security. At April 30, 2008, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Strategic Value Fund

Supplemental Information (Unaudited) 4/30/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$470,319,442

Gross unrealized appreciation	$23,414,537
Gross unrealized depreciation	(41,503,158)

Net unrealized appreciation (depreciation)	$(18,088,621)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: June 16, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2008

*	Print name and title of each signing officer under his or her signature.